Promissory Convertible Note - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended			12 Months Ended
	Aug. 27, 2012	Aug. 17, 2012	Feb. 17, 2012	Dec. 31, 2012
Debt Disclosure [Abstract]
Proceeds from issuance of convertible promissory notes and warrants			$ 3,000	$ 3,000
Accrued interest rate			10.00%
Debt instrument accrued interests		$ 149
Debt instrument conversion price		$ 1
Shares issued upon conversion	3,148,833